Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (461,831)	$ (460,315)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,227,943)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,744	2,784	11,016	3,371	14,387	17,131
Stock-based compensation	42,500	265,000	692,500	160,000	852,500	895,000
Accretion of debt discount	78,813	88,493	328,287	197,374	525,661	604,474
Gain on debt settlement	0	0	0	(8,000)	(8,000)	(8,000)
Loss on extinguishment of debt	0	0	0	237,807	237,807	237,807
(Increase) decrease in prepaid expenses	7,541	(51,226)	(11,429)	(6,324)	(17,753)	(10,212)
Decrease (Increase) in advances to related party	0	12,689	18,416	(18,416)	0	0
(Decrease) increase in accounts payable and accrued liabilities	(6,325)	(5,050)	222,909	13,472	249,637	243,312
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(336,558)	(147,625)	(690,365)	(197,937)	(911,873)	(1,248,431)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(5,890)	(7,754)	(31,191)	(38,945)	(38,945)
Equipment	0	0	0	(4,957)	(4,957)	(4,957)
Mineral property	0	0	0	(350,000)	(350,000)	(350,000)
Reclamation bond	(32,232)	0	(92,876)	0	(92,876)	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(32,232)	(5,890)	(100,630)	(386,148)	(486,778)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	0	1,500,000	900,000	2,412,310	2,412,310
Loans from related party	0	0	0	4,790	16,198	16,198
Proceeds from notes payable	0	0	0	200,000	200,000	200,000
Payment on promissory note	0	(200,000)	(600,000)	0	(600,000)	(600,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	(200,000)	900,000	1,104,790	2,028,508	2,028,508
NET INCREASE ( DECREASE) IN CASH	(368,790)	(353,515)	109,005	520,705	629,857	261,067
CASH, BEGINNING OF PERIOD	629,857	520,852	520,852	147
CASH, END OF PERIOD	261,067	167,337	629,857	520,852	629,857	261,067
Supplemental cash flow information and noncash financing activities:
Common stock payable for property acquisition		0		115,000	115,000	115,000
Promissory notes issued for property	0	0	0	2,405,500	2,405,500	2,405,500
Forgiveness of debt by former director		0		16,198	16,198	16,198
Common stock issued to satisfy common stock payable	867,500	500,000	1,106,410	0	1,106,410	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 0	$ 446,410	$ 446,410	$ 464,410